Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The unaudited condensed interim consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Accordingly, these unaudited condensed interim consolidated financial statements are to be read in conjunction with the annual financial statements for the year ended December 31, 2024. The principal accounting policies applied in the preparation of these unaudited condensed interim consolidated financial statements are disclosed in financial statements for the year ended December 31, 2024 and have been consistently applied to all the periods presented, except for the adoption of new and amended standards as set out below and Note 3(1).
4(1)    Compliance statement
These unaudited condensed interim consolidated financial statements of the Group have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB.
4(2)    Basis of preparation
A.Except for the following items, the unaudited condensed interim consolidated financial statements have been prepared under the historical cost convention:
(a)Financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss.
(b)Defined benefit liabilities recognized based on the net amount of pension fund assets less present value of defined benefit obligation.
B.The preparation of the unaudited condensed interim consolidated financial statements in conformity with IAS 34 Interim Financial Reporting requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed interim consolidated financial statements are disclosed in Note 5.
4(3)    Basis of consolidation
A.Basis for preparation of unaudited condensed interim consolidated financial statements:
(a)All subsidiaries are included in the Group’s unaudited condensed interim consolidated financial statements. Subsidiaries are all entities (including structured entities) controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.
(b)Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.
(c)When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.
B.Subsidiaries included in the unaudited condensed interim consolidated financial statements:

			Ownership (%)
Name of investor	Name of subsidiary	Main business activities	December 31, 2024	June 30, 2025
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities.	100%	100%
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and service center for sales of AR/AI SaaS solution.	100%	100%
Perfect Mobile Corp. (Taiwan)	Wannaby Inc.	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	Not applicable	100% (Note)
Wannaby Inc.	Wannaby UAB	Design and development of AR/AI SaaS solution and mobile applications.	Not applicable	100% (Note)
Note: As a result of 2025 Business Combination, Wannaby, along with its wholly owned subsidiary, Wannaby UAB, became an indirect wholly owned subsidiary of Perfect.
C.Subsidiaries not included in the consolidated financial statements:
None.
D.Adjustments for subsidiaries with different balance sheet dates:
None.
E.Significant restrictions:
None.
F.Subsidiaries that have non-controlling interests that are material to the Group:
None.
4(4)    Intangible assets
A.Goodwill
Goodwill arises in a business combination accounted for by applying the acquisition method.
B.Unpatented technology
Unpatented technology is acquired in a business combination and recognized at its fair value on the acquisition date. It is amortized on a straight-line basis over its estimated useful life of 15 years.
C.Computer software
Computer software is stated at cost and amortized on a straight-line basis over its estimated useful lives of 3 years.
D.Other intangible assets, mainly composed of royalties paid for program source code and intellectual property rights, are amortized on a straight-line basis over their estimated useful lives of 3 years.
4(5)    Impairment of non-financial assets
A.The Group assesses at each balance sheet date the recoverable amounts of those assets where there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. When the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized.
B.The recoverable amounts of goodwill are evaluated periodically. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. Impairment loss of goodwill previously recognised in profit or loss shall not be reversed.
C.For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or groups of cash-generating units, that is/are expected to benefit from the synergies of the business combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level.
4(6)    Financial liabilities at fair value through profit or loss
A.Financial liabilities are classified in this category of held for trading if acquired principally for the purpose of repurchasing in the short-term. Derivatives are also categorized as financial liabilities held for trading unless they are designated as hedges or financial liabilities at fair value through profit or loss. Financial liabilities that meet one of the following criteria are designated as financial liabilities at fair value through profit or loss on initial recognition:
(a)Hybrid (combined) contracts; or
(b)They eliminate or significantly reduce a measurement or recognition inconsistency; or
(c)They are managed and their performance is evaluated on a fair value basis, in accordance with a documented risk management policy.
As part of 2022 Business Combination, warrants were converted to Perfect Warrants, and as part of 2025 Business Combination, an earnout payment based on defined revenue shall be paid to Farfetch. These warrants and the earnout are classified as financial liabilities measured at fair value through profit or loss.
B.At initial recognition, the Group measures the financial liabilities at fair value. All related transaction costs are recognized in profit or loss. The Group subsequently measures these financial liabilities at fair value with any gain or loss recognized in profit or loss.
C.If the credit risk results in fair value changes in financial liabilities designated as at fair value through profit or loss, they are recognized in other comprehensive income in the circumstances other than avoiding accounting mismatch or recognizing in profit or loss for loan commitments or financial guarantee contracts.